Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax treatment of dividends and distributions
Ordinary dividends	$ 0.607	$ 0.807	$ 0.699
Long-term capital gain	$ 0.622	$ 0.558	$ 0.755
Unrecaptured section 1250 gain	$ 0.241	$ 0.275	$ 0.476
Distributions declared per Common Share outstanding	$ 1.470	$ 1.640	$ 1.930